Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE BALANCED FUND

Investor Class

Supplement dated July 16, 2007, to the Prospectus dated February 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 16, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

AFIV077/P506SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

Class Z

Supplement dated July 16, 2007, to the Prospectus dated February 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 16, the “Automatic Investment Plans” row in the chart is deleted from the Class Z Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

EGZ077/P902SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE INDEX FUND

Investor Class

Supplement dated July 16, 2007, to the Prospectus dated February 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 19, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum and Subsequent Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

EGIV077/P906SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class A, Class B and Class C

Supplement dated July 16, 2007, to the Prospectus dated October 1, 2006, as previously supplemented on March 15, 2007, February 15, 2007, and October 3, 2006.

Effective immediately, under the “How to Buy Shares” section beginning on page 68, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•	Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 61, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, Roger Wittlin will no longer co-manage the High Yield Bond Fund (the “Fund”). Niklas Nordenfelt, CFA will co-manage the Fund on behalf of Wells Capital Management Incorporated. Phil Susser will continue to co-manage the Fund with Mr. Nordenfelt. All references to Roger Wittlin in the above-referenced Prospectus are deleted.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 54 of the Prospectus, the following biographical information is added:

Niklas Nordenfelt, CFA High Yield Bond Fund

Niklas Nordenfelt is jointly responsible for managing the High Yield Bond Fund, which he has managed since 2007. Mr. Nordenfelt joined the Sutter High Yield Fixed Income team of Wells Capital Management in February 2003. Prior to being promoted to co-portfolio manager of the High Yield Bond Fund in 2007, he was an investment strategist at Wells Capital Management and was responsible for portfolio analytics, macro-strategy analysis and client portfolio management issues. Before joining Wells Capital Management, Mr. Nordenfelt was at Barclays Global Investors from 1996-2002 where he was a principal and investment strategist working directly with clients on their international and emerging markets equity strategies. Education: B.A., Economics, University of California, Berkeley.

______________________________________________________________________________________

The following information was contained within the February 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, Marie Chandoha will no longer co-manage the Short Duration Government Bond Fund and Total Return Bond Fund. William Stevens and Thomas O’Connor, CFA will continue to co-manage these Funds on behalf of Wells Capital Management Incorporated. All references to Marie Chandoha in the above referenced Prospectus are deleted.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 54 of the Prospectus: (i) references to the investment activities of the Total Return Bond Fund are intended to refer to the investment activities of the Total Return Bond Portfolio, the master portfolio in which the Total Return Bond Fund invests; and (ii) the biographical information for Thomas O’Connor, CFA and William Stevens is deleted and replaced with the following.

Thomas O’Connor, CFA Short Duration Government Bond Fund Total Return Bond Fund

Mr. O’Connor is jointly responsible for managing the Short Duration Government Bond Fund and the Total Return Bond Fund, both of which he has managed since 2003. Mr. O’Connor joined Wells Capital Management in 2003 as a portfolio manager and was promoted to senior portfolio manager in 2007. Mr. O'Connor is responsible for identifying value in mortgages. Prior to joining Wells Capital Management, Mr. O’Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

William Stevens Intermediate Government Income Fund Short Duration Government Bond Fund Total Return Bond Fund

Mr. Stevens is responsible for managing the Intermediate Government Income Fund, which he has managed since 2005. He is also jointly responsible for managing the Short Duration Government Bond Fund, which he has managed since 1992 and the Total Return Bond Fund, which he has managed since 1997. Mr. Stevens joined Wells Capital Management in 2003 as chief fixed income officer and senior managing director. He currently serves as senior portfolio manager and head of the Montgomery Fixed Income Investment Strategies Team. Prior to joining Wells Capital Management, Mr. Stevens was president and chief investment officer of Montgomery Asset Management, with oversight responsibility for all investment related activities, as well as co-head and founder of Montgomery’s Fixed Income Division since 1992. Education: B.A., Economics, Wesleyan University; M.B.A., Harvard Business School.

______________________________________________________________________________________

The following information was contained within the October 3, 2006, supplement and is included herewith for your convenience.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”), except for the Government Securities Fund. The following information supplements the information found in the section entitled “Class A Shares Sales Charge Reductions and Waivers” beginning on page 61 of the Prospectus:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

IFR077/P1001SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class Z

Supplement dated July 16, 2007, to the Prospectus dated October 1, 2006, as previously supplemented on February 15, 2007, and December 4, 2006.

Effective immediately, under the “How to Buy Shares” section beginning on page 22, the “Automatic Investment Plans” row in the chart is deleted from the Class Z Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

______________________________________________________________________________________

The following information was contained within the February 15, 2007, supplement and is included herewith for your convenience.

Effective immediately, Marie Chandoha will no longer co-manage the Total Return Bond Fund. William Stevens and Thomas O’Connor, CFA will continue to co-manage the Fund on behalf of Wells Capital Management Incorporated. All references to Marie Chandoha in the above referenced Prospectus are deleted.

Under “The Sub-Adviser and Portfolio Managers” section beginning on page 16 of the Prospectus: (i) references to the investment activities of the Total Return Bond Fund are intended to refer to the investment activities of the Total Return Bond Portfolio, the master portfolio in which the Total Return Bond Fund invests; and (ii) the biographical information for Thomas O’Connor, CFA and William Stevens is deleted and replaced with the following.

Thomas O’Connor, CFA Total Return Bond Fund

Mr. O’Connor is jointly responsible for managing the Total Return Bond Fund, which he has managed since 2003. Mr. O’Connor joined Wells Capital Management in 2003 as a portfolio manager and was promoted to senior portfolio manager in 2007. Mr. O'Connor is responsible for identifying value in mortgages. Prior to joining Wells Capital Management, Mr. O’Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

William Stevens Total Return Bond Fund

Mr. Stevens is jointly responsible for managing the Total Return Bond Fund, which he has managed since 1997. Mr. Stevens joined Wells Capital Management in 2003 as chief fixed income officer and senior managing director. He currently serves as senior portfolio manager and head of the Montgomery Fixed Income Investment Strategies Team. Prior to joining Wells Capital Management, Mr. Stevens was president and chief investment officer of Montgomery Asset Management, with oversight responsibility for all investment related activities, as well as co-head and founder of Montgomery’s Fixed Income Division since 1992. Education: B.A., Economics, Wesleyan University; M.B.A., Harvard Business School.

______________________________________________________________________________________

The following information was contained within the December 4, 2006, supplement and is included herewith for your convenience.

This supplement contains important information about the Class Z shares of the Funds referenced above (the “Funds”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 22 of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

IFZ077/P1002SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Investor Class

Supplement dated July 16, 2007, to the Prospectus dated October 1, 2006, as previously supplemented

March 15, 2007, and December 4, 2006.

Effective immediately, under the “How to Buy Shares” section beginning on page 37, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 40 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 41 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

______________________________________________________________________________________

The following information was contained within the December 4, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the Investor Class and Class Z shares of the Funds referenced above (the “Funds”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 37 of the Investor class Prospectus and page 22 of the Class Z Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	No minimum

IFIV077/P1006SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Class A, Class B, Class C

Supplement dated July 16, 2007, to the Prospectus dated February 1, 2007, as previously supplemented on February 20, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 48, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 42, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the February 20, 2007, Supplement and is included herewith for your convenience.

This Supplement contains important information about the Funds referenced above.

INTERNATIONAL VALUE FUND

Effective immediately, the “Example of Expenses” section on page 23 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;
•	You reinvest all distributions (to which sales charges do not apply); and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$ 719	$ 728	$ 328
3 Years	$1,903	$1,908	$1,504
5 Years	$3,061	$3,138	$2,747
10 Years	$5,841	$5,883	$5,718
If you do not sell your shares at the end of the period:
1 Year	$ 719	$ 228	$ 228
3 Years	$1,903	$1,608	$1,504
5 Years	$3,061	$2,938	$2,747
10 Years	$5,841	$5,883	$5,718

Under the Description of Principal Investment Risks beginning on page 24 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an “emerging” stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under “Non-U.S. Securities Risk” and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

IER077/P301SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Investor Class

Supplement dated July 16, 2007, to the Prospectus dated February 1, 2007, as previously supplemented

February 20, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 22, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

______________________________________________________________________________________

The following information was contained within the February 20, 2007, Supplement and is included herewith for your convenience.

This Supplement contains important information about the Funds referenced above.

ASIA PACIFIC FUND

Effective immediately, the “Example of Expenses” section on page 7 of the Prospectus for the Asia Pacific Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 169
3 Years	$ 588
5 Years	$ 1,034
10 Years	$ 2,271

OVERSEAS FUND

Effective immediately, the “Example of Expenses” section on page 11 of the Prospectus for the Overseas Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$ 149
3 Years	$ 556
5 Years	$ 990
10 Years	$ 2,196

Under the Description of Principal Investment Risks beginning on page 12 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an “emerging” stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under “Non-U.S. Securities Risk” and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

IEIV077/P306SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Class A, Class B and Class C

Supplement dated July 16, 2007, to the Prospectus dated December 1, 2006, as previously supplemented on March 15, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 47, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under

“General Notes for Buying Shares”, the “Minimum and Subsequent Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 41, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced by the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 50 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 51 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 42, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

LCR077/P101SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class Z

Supplement dated July 16, 2007, to the Prospectus dated December 1, 2006, as previously supplemented

March 15, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 19, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 22 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 23 of the Prospectus under “General Notes For Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

LCZ077/P102SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE VALUE FUND

Investor Class

Supplement dated July 16, 2007, to the Prospectus dated December 1, 2006, as previously supplemented

March 15, 2007, and December 21, 2006.

Effective immediately, under the “How to Buy Shares” section beginning on page 37, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 40 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 41 of the Prospectus under “General Notes For Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

______________________________________________________________________________________

The following information was contained within the December 21, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the Dividend Income Fund.

Dividend Income Fund

Effective immediately, Jennifer C. Newell, CFA is the sole portfolio manager for the Dividend Income Fund. The resulting changes to the Prospectuses are described below.

Under the Key Fund Information for the Dividend Income Fund on pages 8 Investor Class Prospectus the existing information for the portfolio managers is replaced with the following:

Portfolio Manager: Jennifer C. Newell, CFA

The “Portfolio Managers” section beginning on pages 40-41 of the Administrator Class Prospectus and page

33 of the Investor Class Prospectus is supplemented and replaced with the following:

Jennifer C. Newell, CFA

Dividend Income Fund since 2005

Ms. Newell is solely responsible for managing the Dividend Income Fund, which she had previously jointly managed from 2005 to 2006. Ms. Newell joined Wells Capital Management in 2003 as the senior portfolio manager of the Relative Yield Strategy managing institutional portfolios and mutual funds. Prior to joining Wells Capital Management, Ms. Newell managed portfolios for institutional and private clients and publicly offered mutual funds at Newell Associates from 1992 until 2003, and also served as president of Newell Associates beginning in 1998. Education: B.S., Economics, Wheaton College, Massachusetts; M.B.A., Haas School of Business at the University of California, Berkeley.

LCIV077/P106SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Class Z

Supplement dated July 16, 2007, to the Prospectus dated November 1, 2006, as previously supplemented

March 15, 2007, and December 4, 2006.

Effective immediately, under the “How to Buy Shares” section beginning on page 16, the “Automatic Investment Plans” row in the chart is deleted from the Class Z Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

The following information was contained within the March 15, 2007, Supplement and included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 19 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 20 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 4, 2006, Supplement and included herewith for your convenience.

Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 32 for Class Z of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

Short-Term Municipal Bond Fund

The following table replaces the Annual Fund Operating Expenses table for the Short-Term Municipal Bond Fund found in the section entitled “Fee and Expenses” on page 15 of the Investor Class Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.79%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	0.52%
Net Expenses[3]	0.66%

[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

MIZ077/P1102SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Class A, Class B and Class C

Supplement dated July 16, 2007, to the Prospectus dated November 1, 2006, as previously supplemented on March 15, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 56, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 50, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 59 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 60 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 51, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

MIR077/P1101SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Investor Class

Supplement dated July 16, 2007, to the Prospectus dated November 1, 2006, as previously supplemented

March 15, 2007, December 4, 2006.

Effective immediately, under the “How to Buy Shares” section beginning on page 32, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

______________________________________________________________________________________

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 35 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 36 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 4, 2006, Supplement and included herewith for your convenience.

Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 32 for Class Z of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

Short-Term Municipal Bond Fund

The following table replaces the Annual Fund Operating Expenses table for the Short-Term Municipal Bond Fund found in the section entitled “Fee and Expenses” on page 15 of the Investor Class Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%

Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.79%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	0.52%
Net Expenses[3]	0.66%

[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

MIIV077/P1106SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class A, Class B and Class C

Supplement dated July 16, 2007, to the Prospectus dated March 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 40, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 34, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X

Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

SCR077/P201SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class Z

Supplement dated July 16, 2007, to the Prospectus dated March 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 29, the “Automatic Investment Plans” row in the chart is deleted from the Class Z Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

SCZ077/P202SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Investor Class

Supplement dated July 16, 2007, to the Prospectus dated March 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 36, the “Automatic Investment Plans” row is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

SCIV077/P206SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Class A, Class B and Class C

Supplement dated July 16, 2007, to the Prospectus dated March 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 30, the “Automatic Investment Plans” row is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 24, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

SFR077/P401SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Class Z

Supplement dated July 16, 2007, to the Prospectus dated March 1, 2007.

Effective immediately, under the “How to Buy Shares” section beginning on page 16, the “Automatic Investment Plans” row in the table is deleted from the Class Z Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

SFZ077/P402SP 07-07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated July 16, 2007, to the Prospectus dated October 1, 2006, as supplemented June 21, 2007, April 5, 2007, March 15, 2007, and December 4, 2006.

Effective immediately, under the “How to Buy Shares” section beginning on page 41, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “How to Open an Account” section beginning on page 37, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X

SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

WBP077/P810SP 07-07